Per Share Information - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions			12 Months Ended
	May 11, 2016	Feb. 25, 2016	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Basic and diluted net earnings			$ 658	$ 162
Dividend per share		$ 0.02
Dividend declared per share			$ 0.08	$ 0.12
Dividends			$ 70	$ 102
Percentage of discount given to shareholders for re-investment of dividend into additional common shares	3.00%
Value of common shares issued under DRIP			$ 8	$ 5
Stock Option [member]
Earnings per share [line items]
Total equity instruments that could potentially dilute basic earnings per share in the future, but not included because anti-dilutive			7	11